Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB RELATIVE VALUE FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	arvfi_SupplementTextBlock

AB VALUE FUNDS

- AB All Market Income Portfolio

- AB Asia ex-Japan Equity Portfolio

- AB Core Opportunities Fund

- AB Discovery Value Fund

- AB Equity Income Fund

- AB Global Real Estate Investment Fund

- AB Global Risk Allocation Fund

- AB International Value Fund

- AB Relative Value Fund

- AB Small Cap Value Portfolio

- AB Value Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
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Supplement dated April 10, 2017 to the Prospectus and Summary Prospectus (the "Prospectuses") dated February 28, 2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

*  *  *  *

AB CAP FUND, INC. | AB All Market Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	arvfi_SupplementTextBlock

AB VALUE FUNDS

- AB All Market Income Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
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Supplement dated April 10, 2017 to the Prospectus and Summary Prospectus (the "Prospectuses") dated February 28, 2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

*  *  *  *

AB CAP FUND, INC. | AB Asia ex-Japan Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	arvfi_SupplementTextBlock

AB VALUE FUNDS

- AB Asia ex-Japan Equity Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the Prospectus and Summary Prospectus (the "Prospectuses") dated February 28, 2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

*  *  *  *

AB CAP FUND, INC. | AB Small Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	arvfi_SupplementTextBlock

AB VALUE FUNDS

- AB Small Cap Value Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
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Supplement dated April 10, 2017 to the Prospectus and Summary Prospectus (the "Prospectuses") dated February 28, 2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

*  *  *  *

AB CORE OPPORTUNITIES FUND, INC. | AB CORE OPPORTUNITIES FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	arvfi_SupplementTextBlock

AB VALUE FUNDS

- AB Core Opportunities Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the Prospectus and Summary Prospectus (the "Prospectuses") dated February 28, 2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

*  *  *  *

AB TRUST | AB Discovery Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	arvfi_SupplementTextBlock

AB VALUE FUNDS

- AB Discovery Value Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the Prospectus and Summary Prospectus (the "Prospectuses") dated February 28, 2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

*  *  *  *

AB TRUST | AB International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	arvfi_SupplementTextBlock

AB VALUE FUNDS

- AB International Value Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the Prospectus and Summary Prospectus (the "Prospectuses") dated February 28, 2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

*  *  *  *

AB TRUST | AB Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	arvfi_SupplementTextBlock

AB VALUE FUNDS

- AB Value Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the Prospectus and Summary Prospectus (the "Prospectuses") dated February 28, 2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

*  *  *  *

AB EQUITY INCOME FUND INC | AB EQUITY INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	arvfi_SupplementTextBlock

AB VALUE FUNDS

- AB Equity Income Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the Prospectus and Summary Prospectus (the "Prospectuses") dated February 28, 2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

*  *  *  *

AB GLOBAL REAL ESTATE INVESTMENT FUND INC | AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	arvfi_SupplementTextBlock

AB VALUE FUNDS

- AB Global Real Estate Investment Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the Prospectus and Summary Prospectus (the "Prospectuses") dated February 28, 2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

*  *  *  *

AB GLOBAL RISK ALLOCATION FUND, INC. | AB GLOBAL RISK ALLOCATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	arvfi_SupplementTextBlock

AB VALUE FUNDS

- AB Global Risk Allocation Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the Prospectus and Summary Prospectus (the "Prospectuses") dated February 28, 2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

*  *  *  *

AB RELATIVE VALUE FUND, INC. | AB RELATIVE VALUE FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	arvfi_SupplementTextBlock

AB VALUE FUNDS

- AB Relative Value Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the Prospectus and Summary Prospectus (the "Prospectuses") dated February 28, 2017 for the Funds.

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the Fund" is revised to refer to "Appendix B--Financial Intermediary Waivers".

*  *  *  *